GENERAL	6 Months Ended
Jun. 30, 2020
Disclosure of general [Abstract]
GENERAL
NOTE 1: –     GENERAL

a.
Evogene Ltd. together with its subsidiaries (the "Company" or "Evogene") is a leading computational biology company focused on revolutionizing product discovery and development in multiple life-science based industries, including human health, and agriculture through the use of its broadly applicable Computational Predictive Biology (“CPB”) platform. The CPB platform, incorporating a deep understanding of biology leveraged through the power of Big Data and Artificial Intelligence, has been designed to computationally discover and uniquely guide the development of life-science products based on microbes, small molecules and genetic elements.  Utilizing the CPB platform, Evogene and its subsidiaries are now advancing product pipelines for human microbiome-based therapeutics through Biomica Ltd., medical cannabis through Canonic Ltd., ag-biologicals through Lavie Bio Ltd., ag-chemicals through AgPlenus Ltd., and ag-solutions for castor oil production through Casterra Ltd.

The Company has a history of losses and incurred operating losses of $12,032 and $7,895 during the periods of six months ended June 30, 2020 and 2019, respectively.

Furthermore, the Company intends to continue to finance its operating activities by raising capital and seeking collaborations with multinational companies in the industry (see Note 8).

The Company's management and board of directors are of the opinion that the Company’s current financial resources will be sufficient to continue the development of the Company's products in the foreseeable future.

Evogene Ltd. was founded on October 10, 1999, as Agro Leads Ltd., a division of Compugen Ltd. In 2002, the Company was spun-off as an independent corporation under the laws of the State of Israel, and changed its name to Evogene Ltd.

The Company’s shares have been trading on the Tel Aviv Stock Exchange (“TASE”) since 2007, on the New York Stock Exchange (“NYSE”) from November 2013 until December 2016, and on the Nasdaq Stock Market ("NASDAQ") since December 2016.

b.	The Company principally derives its revenues from collaboration arrangements (see Note 3).

c.	The Company subsidiaries: AgPlenus Ltd., Biomica Ltd., Lavie Bio Ltd., Lavie Bio Inc., Lavie Tech Inc., Taxon Biosciences Inc., Canonic Ltd., Casterra Ag Ltd. (formerly Evofuel Ltd.) and Evogene Inc.

AgPlenus Ltd. was incorporated on June 10, 2018, with the mission to design effective and sustainable crop protection ag-chemicals products by leveraging predictive biology.

Biomica Ltd. was incorporated on March 2, 2017, with the mission of discovering and developing human microbiome-based therapeutics.

Lavie Bio Ltd. was incorporated on January 21, 2019, with the mission to improve food quality and sustainability through the introduction of microbiome-based ag-biologicals products. Lavie Bio Ltd. has incorporated two wholly owned subsidiaries, Lavie Bio Inc. and Lavie Bio Tech Inc., Lavie Bio Tech Inc. wholly owns as a subsidiary Taxon Biosciences, Inc.

On August 6, 2019, Corteva Inc. invested in the Company's agriculture biologicals subsidiary, Lavie Bio Ltd., which included a cash investment of $10,000 and the contribution of all shares of Corteva’s wholly owned subsidiary Taxon Biosciences for 27.84% of Lavie Bio's shares. Upon consummation of the foregoing transaction, Corteva holds 27.84% while Evogene Ltd. holds 72.16% of Lavie Bio Ltd.’s equity. As a result, Lavie Bio Ltd. recorded as of the transaction date, a share premium and a non-controlling interest in the amounts of $17,406 and $10,042, respectively.
As part of the transaction, the parties also entered into a commercial arrangement, including with respect to the commercialization by Corteva of Lavie Bio’s products, mainly in corn and soybean.

Canonic Ltd. was incorporated on March 25, 2019, with the mission to develop next-generation medical cannabis products.

Casterra Ag Ltd. was incorporated on January 1, 2012 and is currently focusing on the development of improved castor bean seeds for industrial uses.

Evogene Inc. was incorporated in Delaware, United States. From 2015 to 2019, Evogene Inc. was engaged in research and development in the field of insect control.

d.
The Company’s subsidiaries and divisions are split into three operating segments: Agriculture - Evogene seed traits division, Lavie Bio, Ag Planus; Human - Biomica, Canonic; Industry - Casterra (see Note 7).